SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries
Ownership interest (as a percent)	49.00%
Commercial operation period	30 years
Maximum allowable period for account receivable settlement	45 days
Interest on shareholders equity limited to net income (as a percent)	25.00%
Minimum
Disclosure of subsidiaries
Concession agreements, period	20 years
Maximum
Disclosure of subsidiaries
Concession agreements, period	35 years
Consorcio Cruezeiro do Sul
Disclosure of subsidiaries
Indirect ownership (as a percent)	49.00%	49.00%
Amazonas GT
Disclosure of subsidiaries
Direct ownership (as a percent)	100.00%	100.00%
CGTEE
Disclosure of subsidiaries
Direct ownership (as a percent)	99.99%	99.99%
Chui IX
Disclosure of subsidiaries
Direct ownership (as a percent)	99.99%	99.99%
Hermenegildo I
Disclosure of subsidiaries
Direct ownership (as a percent)	99.99%	99.99%
Hermenegildo II
Disclosure of subsidiaries
Direct ownership (as a percent)	99.99%	99.99%
Hermenegildo III
Disclosure of subsidiaries
Direct ownership (as a percent)	99.99%	99.99%
Eletronuclear
Disclosure of subsidiaries
Direct ownership (as a percent)	99.91%	99.91%
ELETROSUL
Disclosure of subsidiaries
Direct ownership (as a percent)	99.88%	99.88%
CHESF
Disclosure of subsidiaries
Direct ownership (as a percent)	99.58%	99.58%
FURNAS
Disclosure of subsidiaries
Direct ownership (as a percent)	99.56%	99.56%
Eletropar
Disclosure of subsidiaries
Direct ownership (as a percent)	83.71%	83.71%
Santa Vitoria do Palmar
Disclosure of subsidiaries
Direct ownership (as a percent)	78.00%	78.00%
AMAZONAS D
Disclosure of subsidiaries
Direct ownership (as a percent)		100.00%
CEAL
Disclosure of subsidiaries
Direct ownership (as a percent)		100.00%
Uirapuru
Disclosure of subsidiaries
Direct ownership (as a percent)		75.00%
Geribatu I
Disclosure of subsidiaries
Indirect ownership (as a percent)	100.00%	100.00%
Geribatu II
Disclosure of subsidiaries
Indirect ownership (as a percent)	100.00%	100.00%
Geribatu III
Disclosure of subsidiaries
Indirect ownership (as a percent)	100.00%	100.00%
Geribatu IV
Disclosure of subsidiaries
Indirect ownership (as a percent)	100.00%	100.00%
Geribatu V
Disclosure of subsidiaries
Indirect ownership (as a percent)	100.00%	100.00%
Geribatu VI
Disclosure of subsidiaries
Indirect ownership (as a percent)	100.00%	100.00%
Geribatu VII
Disclosure of subsidiaries
Indirect ownership (as a percent)	100.00%	100.00%
Geribatu VIII
Disclosure of subsidiaries
Indirect ownership (as a percent)	100.00%	100.00%
Geribatu IX
Disclosure of subsidiaries
Indirect ownership (as a percent)	100.00%	100.00%
Geribatu X
Disclosure of subsidiaries
Indirect ownership (as a percent)	100.00%	100.00%
Paraiso
Disclosure of subsidiaries
Indirect ownership (as a percent)	100.00%	100.00%
Extremoz Transmissora do Nordeste S.A
Disclosure of subsidiaries
Indirect ownership (as a percent)	100.00%	100.00%
Brasil Ventos Energia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	100.00%	100.00%
Transenergia Goias S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.99%	99.99%
Transmissora Sul Brasileira de Energia S/A
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.88%	99.88%
Chu Holding
Disclosure of subsidiaries
Indirect ownership (as a percent)	78.00%	78.00%
Livramento Holding
Disclosure of subsidiaries
Indirect ownership (as a percent)	78.00%	78.00%
Angical 2 Energia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.96%	99.96%
Caititu 2 Energia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.96%	99.96%
Caititu 3 Energia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.96%	99.96%
Carcara Energia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.96%	99.96%
Corrupiao 3 Energia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.96%	99.96%
Teiu 2 Energia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.95%	99.95%
Acaua Energia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.93%	99.93%
Arapapa Energia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.90%	99.90%
Coqueirinho 2 Energia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.98%	99.98%
Papagaio Energia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.96%	99.96%
Eletronorte
Disclosure of subsidiaries
Direct ownership (as a percent)	99.48%	99.48%
Tamandua Mirim 2 Energia S/A
Disclosure of subsidiaries
Indirect ownership (as a percent)	83.01%	83.01%